Financial instrument - Summery of Liability on Written Put Options to Non-controlling Interest (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of financial assets [line items]
Finance expense recognized in consolidated statement of income	₨ 12,552	$ 151	₨ 10,077	₨ 5,325
Translation adjustment	3		27
Liability on written put options to non-controlling interests [member]
Disclosure of financial assets [line items]
Balance at the beginning of the year	0		0
Addition through Business combination	(4,238)		0
Finance expense recognized in consolidated statement of income	(33)		0
Translation adjustment	(32)		0
Balance at the end of the year	₨ (4,303)		₨ 0	₨ 0